Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000239891
Shareholder Report [Line Items]
Fund Name	Global X Emerging Markets ex-China ETF
Class Name	Global X Emerging Markets ex-China ETF
Trading Symbol	EMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Emerging Markets ex-China ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/emm/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/emm/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets ex-China ETF	$42	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.71%	[1]
AssetsNet	$ 63,440,826
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 176,978
InvestmentCompanyPortfolioTurnover	55.71%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	22.2%
Other Countries	2.1%
Canada	0.8%
Greece	0.9%
Kazakhstan	0.9%
Chile	1.1%
Argentina	1.1%
United Arab Emirates	1.7%
Mexico	2.5%
South Africa	2.8%
Saudi Arabia	2.8%
South Korea	25.5%
Taiwan	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X India Active ETFFootnote Reference**	16.6%
Taiwan Semiconductor Manufacturing	9.7%
Samsung Electronics	6.9%
Taiwan Semiconductor Manufacturing ADR	6.5%
SK hynix	5.7%
Global X Brazil Active ETFFootnote Reference**	5.6%
MediaTek	5.5%
Hon Hai Precision Industry	3.2%
Delta Electronics	3.2%
Shinhan Financial Group	2.7%
Footnote	Description
Footnote**	Affiliated Investment.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/emm/
C000239894
Shareholder Report [Line Items]
Fund Name	Global X Emerging Markets Great Consumer ETF
Class Name	Global X Emerging Markets Great Consumer ETF
Trading Symbol	EMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Emerging Markets Great Consumer ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/emc/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/emc/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Great Consumer ETF	$40	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.72%	[2]
AssetsNet	$ 66,823,239
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 240,889
InvestmentCompanyPortfolioTurnover	22.45%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.3%
Other Countries	4.0%
Mexico	1.3%
Canada	1.4%
United Arab Emirates	1.6%
South Africa	1.8%
Chile	1.9%
Hong Kong	2.2%
Saudi Arabia	2.5%
Brazil	4.4%
India	13.1%
China	16.3%
South Korea	21.3%
Taiwan	26.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Samsung Electronics GDR	10.7%
Taiwan Semiconductor Manufacturing	6.2%
Taiwan Semiconductor Manufacturing ADR	6.1%
SK hynix	5.6%
MediaTek	5.4%
Tencent Holdings	3.4%
Delta Electronics	3.2%
Alibaba Group Holding	3.0%
Xiaomi, Cl B	2.4%
ICICI Bank ADR	2.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/emc/
C000219481
Shareholder Report [Line Items]
Fund Name	Global X Emerging Markets Bond ETF
Class Name	Global X Emerging Markets Bond ETF
Trading Symbol	EMBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Emerging Markets Bond ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/embd/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/embd/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Bond ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[3]
AssetsNet	$ 256,477,777
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 539,535
InvestmentCompanyPortfolioTurnover	17.75%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	0.8%
U.S. Treasury Obligations	3.8%
Other Countries	37.3%
Turkey	2.8%
Hungary	2.9%
Romania	3.6%
Peru	3.7%
Dominican Republic	4.1%
Argentina	4.3%
Colombia	4.3%
South Africa	4.8%
Brazil	6.3%
Chile	7.0%
Mexico	12.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.63%, 8/31/2027	1.9%
Eskom Holdings, 6.35%, 8/10/2028	1.8%
Brazilian Government International Bond, 6.00%, 10/20/2033	1.6%
Argentine Republic Government International Bond, 4.13%, 7/9/2035	1.6%
Corp Nacional del Cobre de Chile, 5.95%, 1/8/2034	1.5%
Mexico Government International Bond, 5.38%, 3/22/2033	1.3%
Argentine Republic Government International Bond, 5.00%, 1/9/2038	1.3%
Egypt Government International Bond, 5.80%, 9/30/2027	1.1%
Saudi Government International Bond, 5.75%, 1/16/2054	1.1%
Brazilian Government International Bond, 6.63%, 3/15/2035	1.1%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/embd/
C000243178
Shareholder Report [Line Items]
Fund Name	Global X Brazil Active ETF
Class Name	Global X Brazil Active ETF
Trading Symbol	BRAZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Brazil Active ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/braz/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/braz/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Brazil Active ETF	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[4]
AssetsNet	$ 10,365,367
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 37,955
InvestmentCompanyPortfolioTurnover	18.38%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.0%
Information Technology	1.0%
Consumer Staples	3.8%
Consumer Discretionary	5.5%
Industrials	6.7%
Utilities	10.0%
Materials	13.7%
Energy	17.9%
Financials	38.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Petroleo Brasileiro - Petrobras ADR	15.6%
Itau Unibanco Holding ADR	10.6%
NU Holdings, Cl A	9.3%
Vale ADR, Cl B	7.4%
Banco Bradesco ADR	4.8%
Banco BTG Pactual	4.7%
Itausa	4.6%
Axia Energia ADR	4.5%
B3 - Brasil Bolsa Balcao	3.8%
Cia Paranaense de Energia - Copel ADR	3.6%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/braz/
C000243177
Shareholder Report [Line Items]
Fund Name	Global X India Active ETF
Class Name	Global X India Active ETF
Trading Symbol	NDIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X India Active ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ndia/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ndia/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X India Active ETF	$35	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%	[5]
AssetsNet	$ 59,768,108
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 208,238
InvestmentCompanyPortfolioTurnover	16.79%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	2.4%
Utilities	3.5%
Health Care	4.3%
Communication Services	5.4%
Consumer Staples	5.8%
Information Technology	7.0%
Materials	8.5%
Energy	9.4%
Industrials	10.5%
Consumer Discretionary	10.8%
Financials	31.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
HDFC Bank	7.7%
ICICI Bank ADR	7.5%
Reliance Industries GDR	7.3%
Axis Bank	5.7%
Bharti Airtel	5.4%
Larsen & Toubro	4.5%
Apollo Hospitals Enterprise	4.3%
UltraTech Cement	4.1%
Infosys ADR	4.0%
NTPC	3.5%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ndia/
C000260992
Shareholder Report [Line Items]
Fund Name	Global X Investment Grade Corporate Bond ETF
Class Name	Global X Investment Grade Corporate Bond ETF
Trading Symbol	GXIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Investment Grade Corporate Bond ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxig/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxig/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Investment Grade Corporate Bond ETF	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[6]
AssetsNet	$ 175,265,176
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 128,187
InvestmentCompanyPortfolioTurnover	226.96%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	6.9%
U.S. Treasury Obligations	7.2%
Australia	0.5%
France	0.7%
Brazil	0.8%
Bermuda	0.8%
United Kingdom	1.2%
Canada	3.9%
United States	76.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 4.13%, 04/30/2033	3.4%
Vanguard Short-Term Corporate Bond ETF	3.4%
State Street SPDR Portfolio Short Term Corporate Bond ETF	2.6%
Goldman Sachs Group	2.5%
Morgan Stanley	2.3%
U.S. Treasury Notes, 3.88%, 04/30/2031	2.3%
PNC Financial Services Group	2.0%
Gilead Sciences	1.9%
Global Payments	1.9%
Regal Rexnord	1.8%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxig/

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.